Document and Entity Information	May 10, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Tax Identification Number	87-2652913
Entity Central Index Key	0001830214
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40097
Entity Emerging Growth Company	false
Local Phone Number	422-5362
Entity Address, State or Province	MA
Entity Address, Address Line One	27 Drydock Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02210
City Area Code	(877)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Trading Symbol	DNA
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Security Exchange Name	NYSE
Warrants To Purchase One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Trading Symbol	DNA.WS
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Security Exchange Name	NYSE